12 Months Ended
May. 01, 2015

RS INVESTMENT TRUST

Amended and Restated Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2015

RS Investment Trust

RS Mid Cap Growth Fund

Effective May 1, 2015, RS Investments contractually agreed through April 30, 2016, to limit the expenses of Class Y shares of RS Mid Cap Growth Fund. The Fund's annual fund operating expenses table and the tables showing example costs of investing in the Fund (beginning on page 38 of the Prospectus) were amended and restated in their entirety as follows:

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A	Class C	Class K	Class Y

Management Fees	0.85%	0.85%	0.85%	0.85%

Distribution (12b-1) Fees	0.25%	1.00%	0.65%	N/A

Other Expenses	0.28%	0.37%	0.35%	0.26%

Total Annual Fund Operating Expenses[3]	1.38%	2.22%	1.85%	1.11%

Fee Waiver/Expenses Reimbursement[3]	-0.18%	-0.11%	-0.05%	-0.16%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.20%	2.11%	1.80%	0.95%

1	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to pay or reimburse the Fund's expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.20% for Class A shares, 2.11% for Class C shares, 1.80% for Class K shares, and 0.95% for Class Y shares. This expense limitation will continue through April 30, 2016 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Assuming Redemption at End of Period

	Class A	Class C	Class K	Class Y
1 Year	$591	$314	$183	$97
3 Years	$874	$684	$577	$337
5 Years	$1,178	$1,180	$996	$596
10 Years	$2,039	$2,546	$2,165	$1,337

Assuming No Redemption

	Class A	Class C	Class K	Class Y
1 Year	$591	$214	$183	$97
3 Years	$874	$684	$577	$337
5 Years	$1,178	$1,180	$996	$596
10 Years	$2,039	$2,546	$2,165	$1,337